Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2022
Prospectus Date	rr_ProspectusDate	Aug. 16, 2022
OneAscent International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION- ONEASCENT INTERNATIONAL EQUITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The OneAscent International Equity ETF (the “Fund” or the “International Equity Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies, which may include companies in emerging market countries. The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different countries at any given time. The Fund typically invests in medium-to-large companies based on standards of the applicable market. As of the date of this prospectus, OneAscent Investment Solutions, LLC (the “Adviser”) considers medium-to-large companies to be those with market capitalizations greater than $3 billion at the time of the initial purchase. Under normal market conditions, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies, including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants).

Values-Based Screening. The Adviser, which actively manages the Fund, seeks to identify investments that it believes will make a positive impact on the world according to its values driven investment philosophy. The Adviser, through a combination of proprietary and third-party research and screening data, first eliminates from the investable universe companies that demonstrably and consistently harm their stakeholders. This means avoiding companies whose principal business activities and practices include:

●	Involvement in abortion, including producing or distributing abortifacients, medical facilities that perform abortions, or consistently and proactively promoting abortion through philanthropy.

●	Production or significant distribution of addictive products, including adult entertainment, pornography, gambling, and tobacco. Distribution is deemed significant if it amounts to greater than 5% of a company’s total revenue.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser then seeks to elevate companies that it believes promote flourishing for their stakeholders. This means identifying companies, through proprietary research, that the Adviser believes exhibit qualities and characteristics such as:

●	Addressing unmet and underserved needs in the marketplace.

●	Providing purposeful vocations and add meaning to work.

●	Fostering vibrant communities.

●	Embracing a partnership and a spirit of collaboration.

●	Cultivating our natural resources.

●	Enhancing our well-being and corporate human experience.

The Adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

All equity securities must meet, at the time of investment, both elements of the Adviser’s values-based screening requirements (i.e., all companies must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders). If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

As part of the investment philosophy, the Adviser believes that companies go through a natural corporate life-cycle and that understanding where each company lies along the life-cycle spectrum is important to understanding its fundamental attributes. The Adviser then uses a combination of quantitative analysis and fundamental, “bottom-up” research to identify companies that the Adviser believes have the ability to generate sustainable returns on investment. The Adviser’s investment team actively invests across all parts of the life-cycle spectrum, building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

The Fund may invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies available for investment that meet the Adviser’s investment criteria. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested in the markets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

●	Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Medium Cap Company Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Medium sized companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Convertible Securities Risk. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or stock purchase rights or warrants, among other forms. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

●	Money Market Fund Risk. When the Fund invests in an Underlying Fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the Underlying Fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and values-based screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. To meet the Adviser’s values-based screening requirements, a company must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders at the time of the investment. Further, in selecting companies for investment, the Adviser may rely on information and performance data from third-party research providers, which could be incomplete or erroneous, which in turn could cause the Adviser to assess an issuer incorrectly.

●	Limited History of Operations Risk. The Fund is a new fund and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the Adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operations.
OneAscent International Equity ETF | OneAscent International Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OAIM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 375
OneAscent Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION- ONEASCENT EMERGING MARKETS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The OneAscent Emerging Markets ETF (the “Fund” or the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies in emerging market countries as defined by the MSCI Emerging Markets Index. The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different emerging market countries at any given time. The Fund typically invests in companies with market capitalizations greater than $1 billion at the time of the initial purchase. Under normal market conditions, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies in emerging market countries, including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants).

Values-Based Screening. The Adviser, which actively manages the Fund, seeks to identify investments that it believes will make a positive impact on the world according to its values driven investment philosophy. The Adviser, through a combination of proprietary and third-party research and screening data, first eliminates from the investable universe companies that demonstrably and consistently harm their stakeholders. This means avoiding companies whose principal business activities and practices include:

●	Involvement in abortion, including producing or distributing abortifacients, medical facilities that perform abortions, or consistently and proactively promoting abortion through philanthropy.

●	Production or significant distribution of addictive products, including adult entertainment, pornography, gambling, and tobacco. Distribution is deemed significant if it amounts to greater than 5% of a company’s total revenue.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser then seeks to elevate companies that it believes promote flourishing for their stakeholders. This means identifying companies, through proprietary research, that the Adviser believes exhibit qualities and characteristics such as:

●	Addressing unmet and underserved needs in the marketplace.

●	Providing purposeful vocations and add meaning to work.

●	Fostering vibrant communities.

●	Embracing a partnership and a spirit of collaboration.

●	Cultivating our natural resources.

●	Enhancing our well-being and corporate human experience.

The Adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

All equity securities must meet, at the time of investment, both elements of the Adviser’s values-based screening requirements (i.e., all companies must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders). If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

As part of the investment philosophy, the Adviser believes that companies go through a natural corporate life-cycle and that understanding where each company lies along the life-cycle spectrum is important to understanding its fundamental attributes. The Adviser utilizes a combination of quantitative analysis and fundamental, “bottom-up” research to identify companies that the Adviser believes have the ability to generate sustainable returns on investment. The Adviser’s investment team actively invests across all parts of the life-cycle spectrum, building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

The Fund may invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies available for investment that meet the Adviser’s investment criteria. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested in the markets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

●	Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Medium Cap Company Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Medium sized companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Small Cap Company Risk. Securities issued by small capitalization companies involve greater risk of loss and price fluctuation than larger companies. Their securities may be less liquid and more volatile. Securities of small sized companies may trade in the over-the-counter market or on a regional exchange or may otherwise have limited liquidity. As a result, a Fund could have greater difficulty buying or selling a security of a small sized issuer at an acceptable price, especially in periods of market volatility.

●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Convertible Securities Risk. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or stock purchase rights or warrants, among other forms. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

●	Money Market Fund Risk. When the Fund invests in an Underlying Fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the Underlying Fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and values-based screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. To meet the Adviser’s values-based screening requirements, a company must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders at the time of the investment. Further, in selecting companies for investment, the Adviser may rely on information and performance data from third-party research providers, which could be incomplete or erroneous, which in turn could cause the Adviser to assess an issuer incorrectly.

●	Limited History of Operations Risk. The Fund is a new fund and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the Adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operations.
OneAscent Emerging Markets ETF | OneAscent Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OAEM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.38%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 580

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.95% through December 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.25% through December 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.